T. ROWE PRICE Retirement I 2015 Fund–I Class
February 28, 2023 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/22
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/28/23
(Cost and value in $000s)
BOND MUTUAL FUNDS 47.7%
T. Rowe Price Funds:
New Income Fund  243,683 24,032 40,089 26,819,688 216,703
Limited Duration Inflation
Focused Bond Fund  231,698 28,797 47,038 41,365,556 191,936
International Bond Fund (USD
Hedged)  86,552 14,456 13,368 9,745,281 77,865
Emerging Markets Bond Fund  56,405 11,997 8,501 6,814,913 58,131
Dynamic Global Bond Fund  68,355 11,893 14,747 6,795,646 57,627
High Yield Fund  53,973 7,957 7,599 9,203,448 52,092
U.S. Treasury Long-Term Index
Fund  48,323 13,843 8,492 6,158,934 49,764
Floating Rate Fund  37,972 3,185 16,009 2,834,925 25,940
Total Bond Mutual Funds (Cost $837,421) 730,058
EQUITY MUTUAL FUNDS 48.5%
T. Rowe Price Funds:
Value Fund  155,349 20,222 39,242 3,194,678 122,771
Growth Stock Fund (2) 108,964 31,427 18,121 1,731,806 116,152
Equity Index 500 Fund  115,201 35,246 63,368 712,193 74,517
Overseas Stock Fund  62,751 14,609 10,596 5,685,068 65,264
International Value Equity Fund  66,585 7,047 17,078 3,782,953 55,609
International Stock Fund  56,427 6,031 8,343 3,134,748 54,200
Real Assets Fund  34,648 9,521 4,865 2,656,197 36,682
U.S. Large-Cap Core Fund  16,421 25,180 3,814 1,238,414 36,558
Mid-Cap Growth Fund  29,618 3,067 3,582 311,530 29,452
Mid-Cap Value Fund  32,609 5,286 5,899 949,145 29,034
U.S. Equity Research Fund  23,455 7,384 3,338 712,909 26,898
Emerging Markets Discovery
Stock Fund  24,108 4,365 3,290 1,935,284 24,114
Emerging Markets Stock Fund  22,833 1,797 2,538 583,484 20,428
Small-Cap Stock Fund  19,678 5,127 4,479 367,369 20,378
Small-Cap Value Fund  20,878 1,995 4,056 345,369 17,918
New Horizons Fund (2) 13,036 1,352 1,878 262,109 13,326
Total Equity Mutual Funds (Cost $705,939) 743,301
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  212 47,359 47,405 1,675 169
Total Other Mutual Funds (Cost $166) 169

T. ROWE PRICE Retirement I 2015 Fund–I Class

$ Value
5/31/22
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/28/23
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 3.8%
Money Market Funds 3.8%
T. Rowe Price U.S. Treasury
Money Fund, 4.61% (3) 19,345 107,687 68,157 58,874,866 58,875
Total Short-Term Investments (Cost $58,875) 58,875
Total Investments in Securities 100.0%
(Cost $1,602,401) $ 1,532,403
Other Assets Less Liabilities (0.0)% (457)
Net Assets 100.0% $ 1,531,946
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Retirement I 2015 Fund–I Class

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2023.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ 6,607 $ (7,874) $ 1,644
Emerging Markets Bond Fund  (1,781) (1,770) 2,644
Emerging Markets Discovery Stock Fund  (496) (1,069) 869
Emerging Markets Stock Fund  (89) (1,664) 424
Equity Index 500 Fund  9,219 (12,562) 1,108
Floating Rate Fund  (938) 792 1,543
Growth Stock Fund  (308) (6,118) —
High Yield Fund  (694) (2,239) 2,648
International Bond Fund (USD Hedged)  4,827 (9,775) 1,421
International Stock Fund  (422) 85 856
International Value Equity Fund  (182) (945) 2,239
Limited Duration Inflation Focused Bond Fund  (385) (21,521) 13,847
Mid-Cap Growth Fund  430 349 91
Mid-Cap Value Fund  3,425 (2,962) 458
New Horizons Fund  164 816 —
New Income Fund  (4,489) (10,923) 5,597
Overseas Stock Fund  (316) (1,500) 2,037
Real Assets Fund  (5) (2,622) 1,014
Small-Cap Stock Fund  556 52 159
Small-Cap Value Fund  995 (899) 206
Transition Fund  263 3 36
U.S. Equity Research Fund  (259) (603) 335
U.S. Large-Cap Core Fund  971 (1,229) 320
U.S. Treasury Long-Term Index Fund  (2,582) (3,910) 1,177
Value Fund  6,337 (13,558) 2,591
U.S. Treasury Money Fund, 4.61% — — 1,199
Totals $ 20,848# $ (101,646) $ 44,463+
# Capital gain distributions from underlying Price funds represented $35,600 of the net realized gain (loss).
+ Investment income comprised $44,463 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement I 2015 Fund–I Class
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement I 2015 Fund – I Class (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the New York
Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its
Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Retirement I 2015 Fund–I Class

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.
Valuation Inputs On February 28, 2023, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.

T. ROWE PRICE Retirement I 2015 Fund–I Class

These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
R411-054Q3 02/23